                MORGAN STANLEY DEAN WITTER UNIVERSAL FUNDS, INC.

--------------------------------------------------------------------------------

                            MID CAP VALUE PORTFOLIO

                               SEMI-ANNUAL REPORT
                                 JUNE 30, 1999

                MORGAN STANLEY DEAN WITTER UNIVERSAL FUNDS, INC.
                            MID CAP VALUE PORTFOLIO

--------------------------------------------------------------------------------
                              INVESTMENT OVERVIEW
COMPOSITION OF NET ASSETS (AT JUNE 30, 1999)

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Basic Materials               6.3%
Capital Goods                11.2%
Communication Services        4.7%
Consumer Cyclicals           14.0%
Consumer Staples              8.3%
Energy                        7.5%
Financial                    14.3%
Healthcare                    7.6%
Technology                   11.9%
Transportation                1.1%
Utilities                     5.6%
Other                         7.5%

TOP FIVE HOLDINGS
                                                         PERCENT OF
SECURITY                                INDUSTRY         NET ASSETS
-----------------------------------  ---------------  ----------------
Valassis Communications, Inc.           Consumer                  3.0%
                                         Staples
S&P 400 Mid-Cap Depositary Receipts     Financial                 3.0
Sunglass Hut International, Inc.        Consumer                  2.0
                                        Cyclical
Bally Total Fitness Holding Corp.       Consumer                  1.8
                                        Cyclical
ICN Pharmaceuticals, Inc.              Healthcare                 1.7

PERFORMANCE COMPARED TO THE S&P MID CAP 400 INDEX(1)
------------------------------------             TOTAL RETURN(2)
                                     ----------------------------------------
                                                                   AVERAGE
                                                                    ANNUAL
                                                       ONE          SINCE
                                         YTD          YEAR        INCEPTION
                                     -----------   -----------   ------------
PORTFOLIO..........................       13.33%        20.44%         28.06%
INDEX..............................        6.88         17.19          23.94

1. The S&P Mid Cap 400 Index is a value weighted index of companies that generally have market values between $500 million and $6 billion, depending upon current equity market valuations, and represent a broad range of industry segments within the U.S. economy.
2. Total returns for the Portfolio reflect expenses waived and reimbursed, if applicable, by the Adviser. Without such waiver and reimbursement, total returns would be lower.
PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.

TOP FIVE SECTORS
                                        VALUE        PERCENT OF
SECTOR                                  (000)        NET ASSETS
-----------------------------------     ------      ------------
Financial                            $      6,063          14.3%
Consumer Cyclical                           5,938          14.0
Technology                                  5,065          11.9
Capital Goods                               4,726          11.2
Consumer Staples                            3,535           8.3

THE INFORMATION CONTAINED IN THIS OVERVIEW REGARDING SPECIFIC SECURITIES IS FOR INFORMATIONAL PURPOSES ONLY AND SHOULD NOT BE CONSTRUED AS A RECOMMENDATION TO PURCHASE OR SELL THE SECURITIES MENTIONED. THE PERFORMANCE RESULTS PROVIDED ARE FOR INFORMATIONAL PURPOSES ONLY AND SHOULD NOT BE CONSTRUED AS A GUARANTEE OF THE PORTFOLIO'S FUTURE PERFORMANCE. PAST PERFORMANCE SHOWN IS NOT PREDICTIVE OF FUTURE PERFORMANCE. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

The Mid Cap Value Portfolio seeks long-term capital growth investing primarily in common stocks and other equity securities of issuers with equity capitalizations in the range of the companies represented in the Standard & Poor's ("S&P") Mid Cap 400 Index (the "Index"). Such range is generally $500 million to $6 billion but the range fluctuates over time with changes in the equity market.
For the six months ended June 30, 1999, the Portfolio had a total return of 13.33% compared to 6.88% for the S&P Mid Cap 400 Index (the "Index"). For the one year ended June 30, 1999, the Portfolio had a total return of 20.44% compared to 17.19% for the Index. For the period since inception on January 2, 1997 through June 30, 1999, the Portfolio had an average annual total return of 28.06% compared to 23.94% for the Index.
During the second quarter, mid cap stocks reversed their trend of underperforming large cap stocks and posted strong results. Additionally, value stocks performed well as investors saw signs of world economic recovery. The energy sector continues to post solid results and is the top performing sector for the first half, on an absolute basis, up 33%.
Stock selection was the primary driver of outperformance relative to the Index during the first half, especially within the heavy industry and technology sectors. The Portfolio's underweight position in financial services and overweight position in energy had a favorable impact on performance. Underweighting in the technology sector and stock selections within healthcare detracted from results.
We have increased our exposure to companies that stand to benefit from a potential recovery in overseas demand, such as wireless infrastructure and farm equipment companies. We have also maintained our overweight position in energy and have reduced our exposure to consumer durables.
Individual stocks that added to performance included Qualcomm Inc., Analog Devices, and Sunglass Hut. Underperforming stocks included Fiserve, Aflac, and Lincare Holdings.
The broadening improvement in business prospects for many small- and mid-size companies could be a catalyst to close the wide valuation gap between large-cap stocks and small- and mid-cap stocks. Such a recovery is likely to be uneven, which would require investors to be selective when investing in the many cyclical areas of the small- and mid-cap market.
July 1999

                MORGAN STANLEY DEAN WITTER UNIVERSAL FUNDS, INC.
                            MID CAP VALUE PORTFOLIO

--------------------------------------------------------------------------------
                            STATEMENT OF NET ASSETS
                                 JUNE 30, 1999
                                  (UNAUDITED)

                                                                 VALUE
 SHARES                                                          (000)
----------------------------------------------------------------------

COMMON STOCK (92.5%)
  BASIC MATERIALS (6.3%)
    CHEMICALS (0.2%)
 (a)2,100   Cytec Industries, Inc............................  $    67
 (a)1,300   NOVA Corp........................................       32
                                                               -------
                                                                    99
                                                               -------
    CHEMICALS (SPECIALTY) (1.6%)
    5,100   Lubrizol Corp....................................      139
   12,000   M.A. Hanna Co....................................      197
   16,700   Witco Corp.......................................      334
                                                               -------
                                                                   670
                                                               -------
    CONSTRUCTION (CEMENT & AGGREGATES) (2.3%)
    5,300   Martin Marietta Materials, Inc...................      313
    9,700   Southdown, Inc...................................      623
    1,000   Vulcan Materials Co..............................       48
                                                               -------
                                                                   984
                                                               -------
    CONTAINERS & PACKAGING (PAPER) (1.7%)
(a)67,000   Gaylord Container Corp., Class A.................      532
(a)11,200   W.R. Grace & Co..................................      206
                                                               -------
                                                                   738
                                                               -------
    GOLD & PRECIOUS METALS MINING (0.2%)
    4,200   Barrick Gold Corp................................       81
                                                               -------
    IRON & STEEL (0.0%)
      300   National Steel Corp., Class B....................        3
                                                               -------
    PAPER & FOREST (0.3%)
      800   Boise Cascade Corp...............................       34
    3,200   Georgia-Pacific Corp. (Timber Group).............       81
                                                               -------
                                                                   115
                                                               -------
  TOTAL BASIC MATERIALS......................................    2,690
                                                               -------
  CAPITAL GOODS (11.2%)
    AEROSPACE/DEFENSE (0.8%)
 (a)5,100   Gulfstream Aerospace Corp........................      345
                                                               -------
    ELECTRICAL EQUIPMENT (2.7%)
(a)25,800   Atmel Corp.......................................      675
   10,600   York International Corp..........................      454
                                                               -------
                                                                 1,129
                                                               -------
    MACHINERY (DIVERSIFIED) (1.2%)
 (a)2,800   Flextronics International Ltd....................      155
 (a)4,200   SPX Corp.........................................      351
                                                               -------
                                                                   506
                                                               -------
    MANUFACTURING (SPECIALIZED) (1.2%)
    3,300   Cummins Engine Co., Inc..........................      189
    8,700   Flowserve Corp...................................      165
    2,600   Tecumseh Products Co., Class A...................      157
                                                               -------
                                                                   511
                                                               -------
    METAL FABRICATORS (1.4%)
(a)22,700   Tower Automotive, Inc............................      577
                                                               -------

                                                                 VALUE
 SHARES                                                          (000)
----------------------------------------------------------------------
    OFFICE EQUIPMENT & SUPPLIES (0.3%)
    6,200   Miller (Herman), Inc.............................  $   130
                                                               -------
    TRUCKS & PARTS (1.7%)
 (a)5,400   Navistar International Corp......................      270
   26,800   New Holland N.V..................................      459
                                                               -------
                                                                   729
                                                               -------
    WASTE MANAGEMENT (1.9%)
(a)21,100   Allied Waste Industries, Inc.....................      417
    4,400   Browning-Ferris Industries, Inc..................      189
 (a)7,800   Republic Services, Inc., Class A.................      193
                                                               -------
                                                                   799
                                                               -------
  TOTAL CAPITAL GOODS........................................    4,726
                                                               -------
  COMMUNICATION SERVICES (4.7%)
    TELECOMMUNICATIONS (CELLULAR/WIRELESS) (2.4%)
    1,900   Comsat Corp......................................       62
 (a)6,500   General Instrument Corp..........................      276
 (a)3,700   Qualcomm, Inc....................................      531
 (a)5,500   Western Wireless Corp., Class A..................      148
                                                               -------
                                                                 1,017
                                                               -------
    TELECOMMUNICATIONS (LONG DISTANCE) (0.7%)
 (a)6,500   Winstar Communication, Inc.......................      317
                                                               -------
    TELEPHONE (1.6%)
    1,600   Aliant Communications, Inc.......................       74
   14,000   Cincinnati Bell, Inc.............................      349
 (a)9,100   Voicestream Wireless Corp........................      259
                                                               -------
                                                                   682
                                                               -------
  TOTAL COMMUNICATION SERVICES...............................    2,016
                                                               -------
  CONSUMER CYCLICALS (14.0%)
    AUTO PARTS & EQUIPMENT (0.3%)
    2,500   Arvin Industries, Inc............................       94
    1,400   Meritor Automotive, Inc..........................       36
                                                               -------
                                                                   130
                                                               -------
    LEISURE TIME PRODUCTS (1.3%)
    2,100   Callaway Golf Co.................................       31
   11,200   Royal Carribean Cruises Ltd......................      490
                                                               -------
                                                                   521
                                                               -------
    PUBLISHING (0.7%)
 (a)9,900   ACNielsen Corp...................................      299
                                                               -------
    PUBLISHING (NEWSPAPERS) (0.4%)
      300   Washington Post Co., Class B.....................      161
                                                               -------
    RETAIL (DISCOUNTERS) (1.1%)
(a)11,500   BJ's Wholesale Club, Inc.........................      345
    5,200   Family Dollar Stores, Inc........................      125
                                                               -------
                                                                   470
                                                               -------
    RETAIL (GENERAL MERCHANDISE) (0.4%)
    6,375   Dollar General Corp..............................      185
                                                               -------

    The accompanying notes are an integral part of the financial statements.

                MORGAN STANLEY DEAN WITTER UNIVERSAL FUNDS, INC.
                            MID CAP VALUE PORTFOLIO

--------------------------------------------------------------------------------
                            STATEMENT OF NET ASSETS   (CONT.)
                                 JUNE 30, 1999
                                  (UNAUDITED)

                                                                 VALUE
 SHARES                                                          (000)
----------------------------------------------------------------------
    RETAIL (SPECIALTY) (2.6%)
 (a)5,300   Ann Taylor Stores, Inc...........................  $   238
 (a)1,700   Barnes & Noble, Inc..............................       47
 (a)4,900   BarnesandNoble.com, Inc..........................       88
   10,200   CKE Restaurants, Inc.............................      166
   17,100   TJX Cos., Inc....................................      570
                                                               -------
                                                                 1,109
                                                               -------
    RETAIL (SPECIALTY/APPAREL) (4.7%)
(a)26,700   Bally Total Fitness Holding Corp.................      757
    4,000   Claire's Stores, Inc.............................      103
(a)14,100   Office Depot, Inc................................      311
(a)48,300   Sunglass Hut International, Inc..................      830
                                                               -------
                                                                 2,001
                                                               -------
    SERVICES (ADVERTISING/MARKETING) (1.1%)
(a)14,900   Snyder Communications, Inc.......................      488
                                                               -------
    SERVICES (COMMERCIAL & CONSUMER) (1.1%)
   (a)100   Modis Professional Services, Inc.................        1
    4,500   Service Corp. International......................       87
 (a)7,300   United Rentals, Inc..............................      215
 (a)4,000   Weatherford International, Inc...................      147
                                                               -------
                                                                   450
                                                               -------
    TEXTILES (APPAREL) (0.3%)
 (a)3,600   Jones Apparel Group, Inc.........................      124
                                                               -------
  TOTAL CONSUMER CYCLICALS...................................    5,938
                                                               -------
  CONSUMER STAPLES (8.3%)
    BROADCASTING (TV, RADIO, CABLE) (1.2%)
(a)10,100   Jones Intercable, Inc., Class A..................      495
                                                               -------
    FOODS (2.9%)
    1,100   Dean Foods Co....................................       46
   10,600   Earthgrains Co. (The)............................      274
(a)29,600   Fresh Del Monte Produce, Inc.....................      418
    8,700   Michael Foods, Inc...............................      204
    2,600   Quaker Oats Co. (The)............................      172
    5,100   Tyson Foods, Inc., Class A.......................      115
                                                               -------
                                                                 1,229
                                                               -------
    HOUSEHOLD PRODUCTS (NON-DURABLES) (0.0%)
      200   Dial Corp........................................        8
                                                               -------
    RETAIL (DRUG STORES) (0.0%)
      358   CVS Corp.........................................       18
                                                               -------
    RETAIL (FOOD CHAINS) (1.2%)
(a)18,000   Kroger Co........................................      503
                                                               -------
    SPECIALTY PRINTING (3.0%)
(a)35,000   Valassis Communications, Inc.....................    1,282
                                                               -------
  TOTAL CONSUMER STAPLES.....................................    3,535
                                                               -------
  ENERGY (7.5%)
    OIL & GAS (DRILLING) (2.2%)
(a)38,700   Global Marine, Inc...............................      598
 (a)9,100   Nabors Industries, Inc...........................      222
                                                                 VALUE
 SHARES                                                          (000)
----------------------------------------------------------------------
      800   Santa Fe International Corp......................  $    18
 (a)2,300   Smith International, Inc.........................      100
                                                               -------
                                                                   938
                                                               -------
    OIL & GAS (EXPLORATION & DRILLING) (1.6%)
    4,500   Burlington Resources, Inc........................      195
    6,400   ENSCO International, Inc.........................      128
 (a)4,100   Newpark Resources, Inc...........................       36
(a)20,560   Ocean Energy, Inc................................      198
 (a)5,300   Precision Drilling Corp..........................      101
                                                               -------
                                                                   658
                                                               -------
    OIL & GAS (REFINING & MARKETING) (2.7%)
(a)12,200   BJ Services Co...................................      359
 (a)8,900   Cooper Cameron Corp..............................      330
   15,300   Tosco Corp.......................................      397
    3,300   Ultramar Diamond Shamrock Corp...................       72
                                                               -------
                                                                 1,158
                                                               -------
    OIL (DOMESTIC INTEGRATED) (1.0%)
   12,600   Baker Hughs, Inc.................................      422
      200   Valero Energy Corp...............................        4
                                                               -------
                                                                   426
                                                               -------
  TOTAL ENERGY...............................................    3,180
                                                               -------
  FINANCIAL (14.3%)
    BANKS (MAJOR REGIONAL) (0.4%)
    2,500   Comerica, Inc....................................      149
                                                               -------
    BANKS (MONEY CENTER) (0.8%)
    7,200   Charter One Financial, Inc.......................      200
    4,300   First Security Corp..............................      117
                                                               -------
                                                                   317
                                                               -------
    BANKS (REGIONAL) (1.0%)
    5,900   Mercantile Bankshares Corp.......................      209
    6,000   Southtrust Corp..................................      230
                                                               -------
                                                                   439
                                                               -------
    CONSUMER FINANCE (0.6%)
    9,800   Heller Financial, Inc............................      273
                                                               -------
    FINANCIAL (1.6%)
    3,900   FINOVA Group, Inc................................      205
    2,600   Key Corp.........................................       84
    3,300   Marshall & Ilsley Corp...........................      212
    4,200   Old Kent Financial Corp..........................      176
                                                               -------
                                                                   677
                                                               -------
    FINANCIAL (DIVERSIFIED) (2.7%)
    1,300   Ambac Financial Group, Inc.......................       74
 (a)5,300   Brinker International, Inc.......................      144
    9,200   Crescent Real Estate Equities Co.................      219
    3,200   Fleet Financial Group, Inc.......................      142
   15,100   Mellon Bank Corp.................................      549
                                                               -------
                                                                 1,128
                                                               -------

    The accompanying notes are an integral part of the financial statements.

                MORGAN STANLEY DEAN WITTER UNIVERSAL FUNDS, INC.
                            MID CAP VALUE PORTFOLIO

--------------------------------------------------------------------------------
                            STATEMENT OF NET ASSETS   (CONT.)
                                 JUNE 30, 1999
                                  (UNAUDITED)

                                                                 VALUE
 SHARES                                                          (000)
----------------------------------------------------------------------
    INSURANCE (LIFE & HEALTH) (1.2%)
   11,600   ReliaStar Financial Corp.........................  $   507
                                                               -------
    INSURANCE (PROPERTY - CASUALTY) (0.6%)
    2,200   Allmerica Financial Corp.........................      134
    2,600   Travelers Property Casualty Corp., Class A.......      101
      600   XL Capital Ltd., Class A.........................       34
                                                               -------
                                                                   269
                                                               -------
    INVESTMENT BANKING & BROKERAGE (0.9%)
    3,585   Bear Stearns Co., Inc............................      168
    1,800   Edwards (A.G.), Inc..............................       58
    2,300   Lehman Brothers Holdings, Inc....................      143
                                                               -------
                                                                   369
                                                               -------
    INVESTMENT MANAGEMENT (3.8%)
 (a)5,900   Knight/Trimark Group, Inc........................      360
   16,200   S&P 400 Mid-Cap Depositary Receipts..............    1,270
                                                               -------
                                                                 1,630
                                                               -------
    SAVINGS & LOANS (0.7%)
    9,100   Dime Bancorp, Inc................................      183
    3,700   Greenpoint Financial Corp........................      122
                                                               -------
                                                                   305
                                                               -------
  TOTAL FINANCIAL............................................    6,063
                                                               -------
  HEALTHCARE (7.6%)
    HEALTHCARE (DIVERSIFIED) (1.1%)
 (a)5,100   Centocor, Inc....................................      238
    4,200   Teva Pharmaceutical Industries Ltd. ADR..........      206
                                                               -------
                                                                   444
                                                               -------
    HEALTHCARE (DRUGS - GENERIC & OTHERS) (3.3%)
    8,800   Alpharma, Inc., Class A..........................      313
    3,900   Bergen Brunswig Corp., Class A...................       67
   22,300   ICN Pharmaceuticals, Inc.........................      718
    5,400   Mylan Laboratories, Inc..........................      143
   (a)700   Sepracor, Inc....................................       57
 (a)3,300   Watson Pharmaceuticals, Inc......................      116
                                                               -------
                                                                 1,414
                                                               -------
    HEALTHCARE (HOSPITAL MANAGEMENT) (0.2%)
 (a)8,300   Health Management Associates, Inc., Class A......       93
                                                               -------
    HEALTHCARE (MANAGED CARE) (0.3%)
 (a)3,700   Trigon Healthcare, Inc...........................      135
                                                               -------
    HEALTHCARE (MEDICAL PRODUCTS & SUPPLIES) (1.0%)
 (a)7,500   STERIS Corp......................................      145
(a)10,600   Sybron International Corp........................      292
                                                               -------
                                                                   437
                                                               -------
    HEALTHCARE (SPECIALIZED SERVICES) (1.7%)
 (a)7,200   Henry Schein, Inc................................      228
 (a)9,100   Lincare Holdings, Inc............................      227
                                                                 VALUE
 SHARES                                                          (000)
----------------------------------------------------------------------
    5,900   McKesson HBOC, Inc...............................  $   190
 (a)2,100   Quintiles Transnational Corp.....................       88
                                                               -------
                                                                   733
                                                               -------
  TOTAL HEALTHCARE...........................................    3,256
                                                               -------
  TECHNOLOGY (11.9%)
    COMMUNICATION EQUIPMENT (0.8%)
 (a)7,300   ADC Telecommunications, Inc......................      333
                                                               -------
    COMPUTERS (HARDWARE) (0.2%)
    1,800   NCR Corp.........................................       88
                                                               -------
    COMPUTERS (NETWORKING) (0.3%)
 (a)4,800   3Com Corp........................................      128
                                                               -------
    COMPUTERS (PERIPHERALS) (1.5%)
 (a)7,800   Electronics for Imaging, Inc.....................      401
 (a)8,600   Quantum Corp.....................................      208
 (a)1,200   Storage Technology Corp..........................       27
                                                               -------
                                                                   636
                                                               -------
    COMPUTERS (SOFTWARE & SERVICES) (5.6%)
(a)13,400   BEA Systems, Inc.................................      383
 (a)7,600   Cadence Design Systems, Inc......................       97
 (a)8,700   Complete Business Solutions, Inc.................      156
   11,600   Galileo International, Inc.......................      620
(a)10,600   Informix Corp....................................       89
(a)14,100   Mentor Graphics Corp.............................      180
(a)31,100   Network Associates, Inc..........................      457
(a)10,200   Saville Systems Ireland plc ADR..................      148
    9,700   Sterling Software, Inc...........................      259
                                                               -------
                                                                 2,389
                                                               -------
    ELECTRONICS (INSTRUMENTATION) (1.0%)
(a)11,800   Altera Corp......................................      434
                                                               -------
    ELECTRONICS (SEMICONDUCTORS) (1.6%)
(a)11,800   Analog Devices, Inc..............................      592
 (a)2,400   PRI Automation, Inc..............................       87
                                                               -------
                                                                   679
                                                               -------
    SERVICES (DATA PROCESSING) (0.9%)
    3,400   First Data Corp..................................      167
 (a)6,750   Fiserv, Inc......................................      211
                                                               -------
                                                                   378
                                                               -------
  TOTAL TECHNOLOGY...........................................    5,065
                                                               -------
  TRANSPORTATION (1.1%)
    AIR FREIGHT (0.4%)
    1,600   Airborne Freight Corp............................       44
    3,700   CNF Transportation, Inc..........................      142
                                                               -------
                                                                   186
                                                               -------
    AIRLINES (0.2%)
    2,400   Southwest Airlines Co............................       75
                                                               -------
    RAILROADS (0.4%)
    2,300   Canadian National Railway Co.....................      154
                                                               -------

    The accompanying notes are an integral part of the financial statements.

                MORGAN STANLEY DEAN WITTER UNIVERSAL FUNDS, INC.
                            MID CAP VALUE PORTFOLIO

--------------------------------------------------------------------------------
                            STATEMENT OF NET ASSETS   (CONT.)
                                 JUNE 30, 1999
                                  (UNAUDITED)

                                                                 VALUE
 SHARES                                                          (000)
----------------------------------------------------------------------
    TRUCKERS (0.1%)
    2,300   Teekay Shipping Corp.............................  $    41
                                                               -------
  TOTAL TRANSPORTATION.......................................      456
                                                               -------
  UTILITIES (5.6%)
    ELECTRIC COMPANIES (4.8%)
    3,600   Allegheny Energy, Inc............................      115
    1,350   Black Hills Corp.................................       31
    1,300   CMS Energy Corp..................................       54
    2,900   Florida Progress Corp............................      120
    2,900   Illinova Corp....................................       79
    2,400   IPALCO Enterprises, Inc..........................       51
    4,000   Kansas City Power & Light Co.....................      102
    2,200   Montana Power Co.................................      155
    2,400   New Century Energies, Inc........................       93
    3,700   PECO Energy Co...................................      155
    2,200   Pinnacle West Capital Corp.......................       89
   13,000   Potomac Electric Power Co........................      383
    6,800   PP&L Resources, Inc..............................      209
    2,800   Public Service Enterprise Group, Inc.............      115
    7,200   Texas Utilities Co...............................      297
                                                               -------
                                                                 2,048
                                                               -------
    NATURAL GAS (0.8%)
    5,200   Columbia Energy Group............................      326
                                                               -------
  TOTAL UTILITIES............................................    2,374
                                                               -------
TOTAL COMMON STOCK (COST $35,044)............................   39,299
                                                               -------

  FACE
 AMOUNT
  (000)
---------

SHORT-TERM INVESTMENT (12.6%)
  REPURCHASE AGREEMENT (12.6%)
   $5,370   Chase Securities, Inc. 4.55%, dated 6/30/99, due
              7/1/99, to be repurchased at $5,371,
              collateralized by U.S. Treasury Notes, 11.25%,
              due 8/15/03, valued at $5,512 (COST $5,370)....    5,370
                                                               -------

                                                           VALUE
                                                           (000)
----------------------------------------------------------------

TOTAL INVESTMENTS (105.1%) (COST $40,414).............  $ 44,669
                                                        --------
OTHER ASSETS (2.2%)
  Receivable for Investments Sold............  $   872
  Receivable for Portfolio Shares Sold.......       35
  Dividends Receivable.......................       19
  Interest Receivable........................        1       927
                                               -------
LIABILITIES (-7.3%)
  Payable for Investments Purchased..........   (3,052)
  Investment Advisory Fees Payable...........      (43)
  Professional Fees Payable..................       (9)
  Administrative Fees Payable................       (8)
  Custodian Fees Payable.....................       (6)
  Payable for Portfolio Shares Redeemed......       (6)
  Other Liabilities..........................       (3)   (3,127)
                                               -------  --------
NET ASSETS (100%).....................................  $ 42,469
                                                        --------
                                                        --------
NET ASSET VALUE, OFFERING AND REDEMPTION
  PRICE PER SHARE
Applicable to 2,509,483 outstanding $0.001 par value
  shares (authorized 500,000,000 shares)..............  $  16.92
                                                        --------
                                                        --------
NET ASSETS CONSIST OF:
Paid in Capital.......................................  $ 33,723
Undistributed Net Investment Income...................        51
Accumulated Net Realized Gain.........................     4,440
Unrealized Appreciation on Investments................     4,255
                                                        --------
NET ASSETS............................................  $ 42,469
                                                        --------
                                                        --------

----------------------------------------------------------------
(a)   - Non-income producing security
ADR - American Depositary Receipt
----------------------------------------------------------------
At June 30, 1999, cost and unrealized appreciation (depreciation) for U.S. Federal income tax purposes of the investments of the Portfolio were:

                                                NET
  COST     APPRECIATION   (DEPRECIATION)   APPRECIATION
  (000)        (000)           (000)           (000)
---------  -------------  ---------------  -------------
$  40,414    $   4,989       $    (734)      $   4,255

For the six months ended June 30, 1999, purchases and sales of investment securities for the Portfolio, other than long-term U.S. Government securities and short-term investments, were approximately $52,114,000 and $46,433,000, respectively. There were no purchases and sales of U.S. Government securities for the six months ended June 30, 1999.

    The accompanying notes are an integral part of the financial statements.

                MORGAN STANLEY DEAN WITTER UNIVERSAL FUNDS, INC.
                            MID CAP VALUE PORTFOLIO

--------------------------------------------------------------------------------
                            STATEMENT OF OPERATIONS

                                                              SIX MONTHS ENDED
                                                                 JUNE 30, 1999
                                                                   (UNAUDITED)
                                                                         (000)
------------------------------------------------------------------------------

INVESTMENT INCOME:
  Dividends                                                        $  159
  Interest                                                             75
                                                                   ------
    Total Income                                                      234
                                                                   ------
EXPENSES:
  Investment Advisory Fees                                            130
  Less: Fees Waived                                                   (47)
                                                                   ------
  Net Investment Advisory Fees                                         83
  Administrative Fees                                                  48
  Professional Fees                                                    22
  Custodian Fees                                                       14
  Shareholder Reports                                                  13
  Directors' Fees and Expenses                                          1
  Other                                                                 2
                                                                   ------
    Net Expenses                                                      183
                                                                   ------
Net Investment Income                                                  51
                                                                   ------
NET REALIZED GAIN ON:
  Investments Sold                                                  3,889
                                                                   ------
CHANGE IN UNREALIZED APPRECIATION/DEPRECIATION ON:
  Investments                                                       1,070
                                                                   ------
Net Realized Gain and Change in Unrealized
  Appreciation/Depreciation                                         4,959
                                                                   ------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS               $5,010
                                                                   ------
                                                                   ------

--------------------------------------------------------------------------------

                       STATEMENT OF CHANGES IN NET ASSETS

                                          SIX MONTHS ENDED          YEAR ENDED
                                             JUNE 30, 1999        DECEMBER 31,
                                               (UNAUDITED)                1998
                                                     (000)               (000)
------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
  Net Investment Income                        $    51             $    80
  Net Realized Gain                              3,889               1,141
  Change in Unrealized
    Appreciation/Depreciation                    1,070               2,157
                                               -------             -------
  Net Increase in Net Assets Resulting
    from Operations                              5,010               3,378
                                               -------             -------
DISTRIBUTIONS:
  Net Investment Income                             --                 (70)
  Net Realized Gain                                 --                (779)
                                               -------             -------
  Total Distributions                               --                (849)
                                               -------             -------
CAPITAL SHARE TRANSACTIONS (1):
 Subscribed                                      9,683              23,813
 Distributions Reinvested                           --                 849
 Redeemed                                       (3,605)             (7,271)
                                               -------             -------
 Net Increase in Net Assets Resulting
   from Capital Share Transactions               6,078              17,391
                                               -------             -------
 Total Increase in Net Assets                   11,088              19,920
NET ASSETS:
  Beginning of Period                           31,381              11,461
                                               -------             -------
  End of Period (Including undistributed
    net investment income of $51 and $0,
    respectively)                              $42,469             $31,381
                                               -------             -------
                                               -------             -------
------------------------------------------------------------------------------
(1) Capital Share Transactions:
      Shares Subscribed                            647               1,700
      Shares Issued on Distributions
       Reinvested                                   --                  60
      Shares Redeemed                             (240)               (518)
                                               -------             -------
    Net Increase in Capital Shares
     Outstanding                                   407               1,242
                                               -------             -------
                                               -------             -------
------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

                MORGAN STANLEY DEAN WITTER UNIVERSAL FUNDS, INC.
                            MID CAP VALUE PORTFOLIO

--------------------------------------------------------------------------------
                              FINANCIAL HIGHLIGHTS

                                          SIX MONTHS ENDED                                         PERIOD FROM
                                             JUNE 30, 1999                YEAR ENDED          JANUARY 2, 1997*
SELECTED PER SHARE DATA AND RATIOS             (UNAUDITED)         DECEMBER 31, 1998      TO DECEMBER 31, 1997
--------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD           $ 14.92                   $ 13.32                   $ 10.00
                                               -------                   -------                   -------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income                           0.02                      0.04                      0.02
  Net Realized and Unrealized Gain                1.98                      2.04                      4.05
                                               -------                   -------                   -------
  Total From Investment Operations                2.00                      2.08                      4.07
                                               -------                   -------                   -------
DISTRIBUTIONS
  Net Investment Income                             --                     (0.03)                    (0.02)
  Net Realized Gain                                 --                     (0.45)                    (0.73)
                                               -------                   -------                   -------
  Total Distributions                               --                     (0.48)                    (0.75)
                                               -------                   -------                   -------
NET ASSET VALUE, END OF PERIOD                 $ 16.92                   $ 14.92                   $ 13.32
                                               -------                   -------                   -------
                                               -------                   -------                   -------
TOTAL RETURN                                     13.33%                    15.85%                    40.93%
                                               -------                   -------                   -------
                                               -------                   -------                   -------
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (000's)              $42,469                   $31,381                   $11,461
Ratio of Expenses to Average Net
  Assets                                          1.05%**                   1.05%                     1.05%**
Ratio of Net Investment Income to
  Average Net Assets                              0.29%**                   0.42%                     0.19%**
Portfolio Turnover Rate                            142%                      228%                      141%
------------------------------------------------------------------------------------------------------------
Effect of Voluntary Expense
  Limitation During the Period:
  Per Share Benefit to Net Investment
    Income                                     $  0.02                   $  0.05                   $  0.08
Ratios Before Expense Limitation:
  Expenses to Average Net Assets                  1.32%**                   1.57%                     2.13%**
  Net Investment Income (Loss) to
    Average Net Assets                            0.02%**                  (0.10)%                   (0.89)%**

--------------------------------------------------------------------------------

  *  Commencement of operations
 **  Annualized

    The accompanying notes are an integral part of the financial statements.

                MORGAN STANLEY DEAN WITTER UNIVERSAL FUNDS, INC.
                         NOTES TO FINANCIAL STATEMENTS
                                 JUNE 30, 1999
                                  (UNAUDITED)
--------------------------------------------------------------------------------

Morgan Stanley Dean Witter Universal Funds, Inc., formerly Morgan Stanley Universal Funds, Inc., (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. As of June 30, 1999, the Fund was comprised of twelve separate active portfolios (individually referred to as a "Portfolio", collectively as the "Portfolios").

The accompanying financial statements relate to the Mid Cap Value Portfolio. Please refer to the Investment Overview for the Portfolio's investment objectives.

The Fund is intended to be the funding vehicle for variable annuity contracts and variable life insurance policies to be offered by the separate accounts of certain life insurance companies.

A. ACCOUNTING POLICIES: The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. Such policies are consistently followed by the Fund in the preparation of the financial statements. Generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1. SECURITY VALUATION: Equity securities listed on a U.S. exchange and equity securities traded on NASDAQ are valued at the latest quoted sales price on the valuation date. Securities listed on a foreign exchange are valued at their closing price. Unlisted securities and listed securities not traded on the valuation date, for which market quotations are readily available, are valued at the average of the mean between the current bid and asked prices obtained from reputable brokers. Bonds and other fixed income securities may be valued according to the broadest and most representative market. In addition, bonds and other fixed income securities may be valued on the basis of prices provided by a pricing service. The prices provided by a pricing service are determined without regard to bid or last sale prices, but take into account institutional size trading in similar groups of securities and any developments related to the specific securities. Debt securities purchased with remaining maturities of 60 days or less are valued at amortized cost, if it approximates market value. All other securities and assets for which market values are not readily available, including restricted securities, are valued at fair value as determined in good faith by the Board of Directors, although the actual calculations may be done by others.

2. INCOME TAXES: It is each Portfolio's intention to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for Federal income taxes is required in the financial statements.

Certain Portfolios may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation as these amounts are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

3. REPURCHASE AGREEMENTS: The Portfolios of the Fund may enter into repurchase agreements under which the Portfolio lends excess cash and takes possession of securities with an agreement that the counterparty will repurchase such securities. In connection with transactions in repurchase agreements, a bank as custodian for the Fund takes possession of the underlying securities which are held as collateral, with a market value at least equal to the amount of the repurchase transaction, including principal and accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to determine the adequacy of the collateral. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

4. FOREIGN CURRENCY TRANSLATION AND FOREIGN INVESTMENTS: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the mean of the bid and asked prices of such currencies against U.S. dollars last quoted by a major bank as follows:

    - investments, other assets and liabilities at the prevailing rates of exchange on the valuation date;

    - investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of the securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. Federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. Federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign

                MORGAN STANLEY DEAN WITTER UNIVERSAL FUNDS, INC.
                     NOTES TO FINANCIAL STATEMENTS (CONT.)
                                 JUNE 30, 1999
                                  (UNAUDITED)
--------------------------------------------------------------------------------
currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of unrealized appreciation (depreciation) on the Statement of Net Assets. The change in net unrealized currency gains (losses) for the period is reflected on the Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Prior governmental approval for foreign investments may be required under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violation of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Statement of Net Assets) may be created and offered for investment. The "local" and "foreign" shares' market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares. Such securities are identified as fair valued in the Statement of Net Assets.

The investment techniques of the Fund described in the following notes (5-11) are applicable to certain, but not all, of the Portfolios of the Fund.

5. FOREIGN CURRENCY EXCHANGE CONTRACTS: Certain Portfolios may enter into foreign currency exchange contracts generally to attempt to protect securities and related receivables and payables against changes in future foreign currency exchange rates. A foreign currency exchange contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily and the change in market value is recorded by the Portfolio as unrealized gain or loss. The Portfolio records realized gains or losses when the contract is closed equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risk may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and is generally limited to the amount of the unrealized gain on the contracts, if any, at the date of default. Risks may also arise from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

6. FORWARD COMMITMENTS AND WHEN-ISSUED/DELAYED DELIVERY SECURITIES: Certain Portfolios may make forward commitments to purchase or sell securities. Payment and delivery for securities which have been purchased or sold on a forward commitment basis can take place up to 120 days after the date of the transaction. Additionally, a Portfolio may purchase securities on a when-issued or delayed delivery basis. Securities purchased on a when-issued or delayed delivery basis are purchased for delivery beyond the normal settlement date at a stated price and yield, and no income accrues to the Portfolio on such securities prior to delivery. When the Portfolio enters into a purchase transaction on a when-issued or delayed delivery basis, it establishes either a segregated account in which it maintains liquid assets in an amount at least equal in value to the Portfolio's commitments to purchase such securities or designates such assets as segregated on the records of the Portfolio. Purchasing securities on a forward commitment or when-issued or delayed-delivery basis may involve a risk that the market price at the time of delivery may be lower than the agreed upon purchase price, in which case there could be an unrealized loss at the time of delivery.

7. LOAN AGREEMENTS: Certain Portfolios may invest in fixed and floating rate loans ("Loans") arranged through private negotiations between an issuer of sovereign debt obligations and one or more financial institutions ("Lenders") deemed to be creditworthy by the investment adviser. A Portfolio's investments in Loans may be in the form of participations in Loans ("Participations") or assignments of all or a portion of Loans ("Assignments") from third parties. A Portfolio's investment in Participations typically results in the Portfolio having a contractual relationship with only the Lender and not with the borrower. The Portfolio has the right to receive payments of principal, interest and any fees to which it is entitled only upon receipt by the Lender of the payments from the borrower. A Portfolio generally has no right to enforce compliance by the borrower with the terms of the loan agreement. As a result, the Portfolio may be subject to the credit risk of both the borrower and the Lender that is selling the Participation. When a Portfolio purchases Assignments from Lenders, it typically acquires direct rights against the borrower on the Loan. Because Assignments are arranged through private negotiations between potential assignees and potential assignors, the rights and obligations acquired by the Portfolio as the purchaser of an Assignment may differ from, and be more limited than, those held by the assigning Lender.

8. SHORT SALES: Certain Portfolios may sell securities short. A short sale is a transaction in which the Portfolio sells securities it may or may not own, but has borrowed, in anticipation of a decline in the market price of the securities. The Portfolio is obligated to replace the borrowed securities at the market price at the time of replacement. The Portfolio

                MORGAN STANLEY DEAN WITTER UNIVERSAL FUNDS, INC.
                     NOTES TO FINANCIAL STATEMENTS (CONT.)
                                 JUNE 30, 1999
                                  (UNAUDITED)
--------------------------------------------------------------------------------
may have to pay a premium to borrow the securities as well as pay any dividends or interest payable on the securities until they are replaced. The Portfolio's obligation to replace the securities borrowed in connection with a short sale will generally be secured by collateral deposited with the broker that consists of cash, U.S. government securities or other liquid, high grade debt obligations. In addition, the Portfolio will either designate on the custodian records in its regular custody account or place in a segregated account with its Custodian an amount of cash, U.S. government securities or other liquid high grade debt obligations equal to the difference, if any, between (1) the market value of the securities sold and (2) any cash, U.S. government securities or other liquid high grade debt obligations deposited as collateral with the broker in connection with the short sale. Short sales by the Portfolio involve certain risks and special considerations. Possible losses from short sales differ from losses that could be incurred from a purchase of a security, because losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

9. FUTURES: Certain Portfolios may purchase and sell futures contracts. Futures contracts provide for the sale by one party and purchase by another party of a specified amount of a specified security, index, instrument or basket of instruments. Futures contracts (secured by cash or government securities deposited with brokers or custodians as "initial margin") are valued based upon their quoted daily settlement prices; changes in initial settlement value (represented by cash paid to or received from brokers as "variation margin") are accounted for as unrealized appreciation (depreciation). When futures contracts are closed, the difference between the opening value at the date of purchase and the value at closing is recorded as realized gains or losses in the Statement of Operations.

Certain Portfolios may use futures contracts in order to manage exposure to the stock and bond markets, to hedge against unfavorable changes in the value of securities or to remain fully invested and to reduce transaction costs. Futures contracts involve market risk in excess of the amounts recognized in the Statement of Net Assets. Risks arise from the possible movements in security values underlying these instruments. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments. In addition, there is the risk that a Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market.

10. SWAP AGREEMENTS: The Portfolios may enter into swap agreements to exchange one return or cash flow for another return or cash flow in order to hedge against unfavorable changes in the value of securities or to remain fully invested and to reduce transaction costs. The following summarizes swaps which may be entered into by the Portfolios.

INTEREST RATE SWAPS: Interest rate swaps involve the exchange of commitments to pay and receive interest based on a notional principal amount. Net periodic interest payments to be received or paid are accrued daily and are recorded in the Statement of Operations as an adjustment to interest income. Interest rate swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized appreciation or depreciation in the Statement of Operations.

TOTAL RETURN SWAPS: Total return swaps involve commitments to pay interest in exchange for a market-linked return based on a notional amount. To the extent the total return of the security, instrument or basket of instruments underlying the transaction exceeds or falls short of the offsetting interest obligation, the Portfolio will receive a payment from or make a payment to the counterparty, respectively. Total return swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as appreciation or depreciation in the Statement of Operations. Periodic payments received or made at the end of each measurement period are recorded as realized gains or losses in the Statement of Operations.

Realized gains or losses on maturity or termination of interest rate and total return swaps are presented in the Statement of Operations.

Because there is no organized market for these swap agreements, the value of open swaps reported in the Statement of Net Assets may differ from that which would be realized in the event the Portfolio terminated its position in the agreement. Risks may arise upon entering into these agreements from the potential inability of the counterparties to meet the terms of the agreements and are generally limited to the amount of net interest payments to be received and/or favorable movements in the value of the underlying security, instrument or basket of instruments, if any, at the date of default.

11. PURCHASED AND WRITTEN OPTIONS: Certain Portfolios may write covered call and put options on portfolio securities and other financial instruments. Premiums are received and are recorded as liabilities. The liabilities are subsequently adjusted to reflect the current value of the options written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the net realized gain or loss. By writing a covered call option, a Portfolio, in exchange for the premium, foregoes the opportunity for capital appreciation above the exercise price should the market price of the underlying security increase. By writing a covered put option, a Portfolio, in exchange for the premium, accepts the risk of a decline in the market value of the underlying security below the exercise price.

Certain Portfolios may purchase call and put options on their portfolio securities or other financial instruments. A Portfolio may purchase call options to protect against an increase in the

                MORGAN STANLEY DEAN WITTER UNIVERSAL FUNDS, INC.
                     NOTES TO FINANCIAL STATEMENTS (CONT.)
                                 JUNE 30, 1999
                                  (UNAUDITED)
--------------------------------------------------------------------------------
price of the security or financial instrument it anticipates purchasing. Each Portfolio may purchase put options on securities which it holds or other financial instruments to protect against a decline in the value of the security or financial instrument or to close out covered written put positions. Risks may arise from an imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of options relating to the securities purchased or sold by the Portfolio and from the possible lack of a liquid secondary market for an option. The maximum exposure to loss for any purchased option is limited to the premium initially paid for the option.

12. OTHER: Security transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses on the sale of investment securities are determined on the specific identified cost basis. Dividend income is recorded on the ex-dividend date (except for certain foreign dividends that may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes where recovery of such taxes is not reasonably assured. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts and premiums on securities purchased (other than mortgage-backed securities) are amortized according to the effective yield method over their respective lives. Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios based upon relative net assets. Distributions from the Portfolios are recorded on the ex-distribution date.

The amount and character of income and capital gain distributions to be paid by Portfolios of the Fund are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing book and tax treatments for the character and timing of the recognition of gains or losses on securities and foreign currency exchange contracts, the timing of the deductibility of certain foreign taxes and dividends received from real estate investment trusts.

Permanent book and tax basis differences relating to shareholder distributions may result in reclassifications among undistributed net investment income
(loss), accumulated net realized gain (loss) and paid in capital.

Permanent book and tax differences, if any, are not included in ending undistributed (distributions in excess of) net investment income/accumulated net investment loss for the purpose of calculating net investment income (loss) per share in the Financial Highlights.

Settlement and registration of foreign securities transactions may be subject to significant risks not normally associated with investments in the United States. In certain markets, including Russia, ownership of shares is defined according to entries in the issuer's share register. In Russia, there currently exists no central registration system and the share registrars may not be subject to effective state supervision. It is possible that a Portfolio holding these securities could lose its share registration through fraud, negligence or even mere oversight. In addition, shares being delivered for sales and cash being paid for purchases may be delivered before the exchange is complete. This may subject the Portfolio to further risk of loss in the event of a failure to complete the transaction by the counterparty.

B. ADVISER: Miller Anderson & Sherrerd, LLP ("MAS"), a wholly-owned subsidiary of Morgan Stanley Dean Witter & Co., provides the Portfolio with investment advisory services for a fee, paid quarterly, at the annual rate based on average daily net assets as follows:

                                                   FROM            MORE
                                  FIRST        $500 MILLION        THAN
PORTFOLIO                     $500 MILLION     TO $1 BILLION    $1 BILLION
---------------------------  ---------------  ---------------  -------------
Mid Cap Value..............         0.75%            0.70%           0.65%

MAS has agreed to reduce fees payable to it and to reimburse the Portfolio, if necessary, to the extent that the annual operating expenses, as defined, expressed as a percentage of average daily net assets, exceed the maximum ratio of 1.05%.

C. ADMINISTRATOR: Morgan Stanley Dean Witter Investment Management Inc. (the "Administrator"), a wholly-owned subsidiary of Morgan Stanley Dean Witter & Co., provides the Portfolio with administrative services pursuant to an administrative agreement for a monthly fee which on an annual basis equals 0.25% of the average daily net assets of the Portfolio, plus reimbursement of out-of-pocket expenses. Under an agreement between the Administrator and Chase Global Funds Services Company ("CGFSC"), a corporate affiliate of The Chase Manhattan Bank ("Chase"), CGFSC provides certain administrative services to the Fund. For such services, the Administrator pays CGFSC a portion of the fee the Administrator receives from the Fund. Certain employees of CGFSC are officers of the Fund. In addition, the Fund incurs local administration fees in connection with doing business in certain emerging market countries.

D. CUSTODIAN: The Chase Manhattan Bank serves as custodian for the Fund in accordance with a custodian agreement.

E. OTHER: At June 30, 1999, the net assets of certain Portfolios were substantially comprised of foreign denominated securities and currency. Changes in currency exchange rates will affect the U.S. dollar value of and investment income from such securities.

From time to time, a Portfolio may have shareholders that hold a significant portion of the Portfolio's outstanding shares. Investment activities of these shareholders could have a material impact on those Portfolios.

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
                MORGAN STANLEY DEAN WITTER UNIVERSAL FUNDS, INC.

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DIRECTORS

Barton M. Biggs
CHAIRMAN OF THE BOARD
 Chairman and Director, Morgan Stanley Dean Witter Investment
 Management Inc. and Morgan Stanley Dean Witter
 Investment Management Limited;
 Managing Director, Morgan Stanley & Co. Incorporated

Michael F. Klein
DIRECTOR AND PRESIDENT
 Principal, Morgan Stanley Dean Witter Investment Management
 Inc. and Morgan Stanley & Co. Incorporated

John D. Barrett II
Chairman and Director,
Barrett Associates, Inc.

Gerard E. Jones
Partner, Richards & O'Neil LLP

Andrew McNally IV
River Road Partners

Samuel T. Reeves
Chairman of the Board and Chief Executive Officer,
Pinnacle L.L.C.

Fergus Reid
Chairman and Chief Executive Officer,
LumeLite Plastics Corporation

Frederick O. Robertshaw
Of Counsel, Copple, Chamberlin & Boehm, P.C.

INVESTMENT ADVISERS AND ADMINISTRATORS

Morgan Stanley Dean Witter Investment Management Inc.
1221 Avenue of the Americas
New York, New York 10020

Miller Anderson & Sherrerd, LLP
One Tower Bridge
West Conshohocken, PA 19428-2899

DISTRIBUTOR

Morgan Stanley & Co. Incorporated
1221 Avenue of the Americas
New York, NY 10020

CUSTODIAN

The Chase Manhattan Bank
3 Chase MetroTech Center
Brooklyn, NY 11245

OFFICERS

Stefanie V. Chang

VICE PRESIDENT

James A. Gallo

VICE PRESIDENT

Harold J. Schaaff, Jr.

VICE PRESIDENT

Joseph P. Stadler

VICE PRESIDENT

Richard J. Shoch

VICE PRESIDENT

Mary E. Mullin

SECRETARY

Karl O. Hartmann

ASSISTANT SECRETARY

Belinda A. Brady

ASSISTANT TREASURER

LEGAL COUNSEL

Morgan, Lewis & Bockius LLP
1701 Market Street
Philadelphia, Pennsylvania 19103

INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York 10036

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THIS REPORT IS AUTHORIZED FOR DISTRIBUTION ONLY WHEN PRECEDED OR ACCOMPANIED BY
THE PROSPECTUS OF THE MORGAN STANLEY UNIVERSAL FUNDS, INC. WHICH DESCRIBES IN DETAIL EACH INVESTMENT PORTFOLIO'S INVESTMENT POLICIES, FEES AND EXPENSES. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

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